Finance Items - Schedule of Finance Income and Finance Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Finance income:
Interest income	$ 154,668	$ 156,278
Finance income	154,668	156,278
Finance costs:
Interest expense and similar charges	(382,082)	(349,262)
Amounts capitalized to property, plant and equipment	334,668	200,764
Accretion of decommissioning obligations	(5,075)	(4,852)
Finance costs	$ (52,489)	$ (153,350)